Condensed Consolidated Interim Statements of Profit or Loss and Other Comprehensive Income (Unaudited) - JPY (¥) ¥ in Millions		3 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Revenue:
Revenue		¥ 83,553	¥ 75,294
Other revenue		436	6
Total revenue		83,989	75,300
Expenses:
Cost of sales		81,288	72,182
Selling, general and administrative expenses		3,571	2,474
Operating profit (loss)		(870)	644
Other income and expenses
Other income		1	8
Other expenses		(132)	(7)
Financial income		1	23
Financial expenses		(251)	(23)
Profit (loss) before income taxes		(1,251)	645
Income tax expense		126	209
Net profit (loss) for the period attributable to owners of the Company		(1,377)	436
Other comprehensive income:
Foreign currency translation adjustment		207
Total comprehensive income (loss) for the period attributable to owners of the Company		¥ (1,170)	¥ 436
Earnings (loss) per share:
Basic earnings (loss) per share (in Yen per share)		¥ (10.52)	¥ 3.56
Diluted earnings (loss) per share (in Yen per share)		¥ (10.52)	¥ 3.56
Weighted-average shares – basic (in Shares)	[1]	130,814,526	122,587,617
Weighted-average shares – diluted (in Shares)	[1]	130,814,526	122,587,617

[1]	Weighted average number of shares has been retrospectively restated to reflect the Reverse Recapitalization.